Debt	12 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Debt
Note 5 — Debt
Significant Financing Activities
AmeriGas Propane. In December 2017, AmeriGas Partners entered into the Second Amended and Restated Credit Agreement (“AmeriGas OLP Credit Agreement”) with a group of banks. The AmeriGas OLP Credit Agreement amends and restates a previous credit agreement. The AmeriGas OLP Credit Agreement provides for borrowings up to $600 (including a $150 sublimit for letters of credit) and expires in December 2022. The AmeriGas OLP Credit Agreement permits AmeriGas to borrow at prevailing interest rates, including the base rate, defined as the higher of the Federal Funds rate plus 0.50% or the agent bank’s prime rate, or at a one-week, one-, two-, three-, or six-month Eurodollar Rate, as defined in the AmeriGas OLP Credit Agreement, plus a margin. The applicable margin on base rate borrowings ranges from 0.50% to 1.75%, and the applicable margin on Eurodollar Rate borrowings ranges from 1.50% to 2.75%. The aforementioned margins on borrowings are dependent upon AmeriGas Partners’ ratio of debt to earnings before interest expense, income taxes, depreciation and amortization (each as defined in the AmeriGas OLP Credit Agreement).
During Fiscal 2017, AmeriGas Partners issued, in underwritten offerings, $700 principal amount of 5.50% Senior Notes due May 2025 and $525 principal amount of 5.75% Senior Notes due May 2027 (collectively, the “AmeriGas 2017 Senior Notes”). The AmeriGas 2017 Senior Notes rank equally with AmeriGas Partners’ existing outstanding senior notes. The net proceeds from the issuance of the AmeriGas 2017 Senior Notes were used (1) for the early repayment, pursuant to tender offers and notices of redemption, of all of AmeriGas Partners’ 7.00% Senior Notes, having an aggregate principal balance of $980.8 plus accrued and unpaid interest and early redemption premiums, and (2) for general corporate purposes.
During Fiscal 2016, AmeriGas Partners issued in an underwritten offering $675 principal amount of 5.625% Senior Notes due May 2024 and $675 principal amount of 5.875% Senior Notes due August 2026 (collectively, the “AmeriGas 2016 Senior Notes”). The AmeriGas 2016 Senior Notes rank equally with AmeriGas Partners’ existing outstanding senior notes. The net proceeds from the issuance of the AmeriGas 2016 Senior Notes were used (1) for the early repayment, pursuant to tender offers and notices of redemption, of all of AmeriGas Partners’ previously issued 6.50% Senior Notes, 6.75% Senior Notes and 6.25% Senior Notes, having an aggregate principal balance of $1,270.0 plus accrued and unpaid interest and early redemption premiums and (2) for general corporate purposes.
In connection with the early repayments of AmeriGas’ Senior Notes, during Fiscal 2017 and 2016, the Partnership recognized pre-tax losses which are reflected in “Loss on extinguishments of debt” on the Consolidated Statements of Income and comprise the following:

	2017	2016
Early redemption premiums	$51.3	$39.6
Write-off of unamortized debt issuance costs	8.4	9.3
Loss on extinguishments of debt	$59.7	$48.9

UGI International. In December 2017, UGI International, LLC, a wholly owned subsidiary of UGI, entered into a secured multicurrency revolving facility agreement (the "2017 UGI International Credit Agreement") due April 2020 with a group of banks providing for borrowings up to €300. Upon entering into the 2018 UGI International Credit Facilities Agreement on October 25, 2018 (see “Subsequent Event - UGI International Refinancing” below), the 2017 UGI International Credit Agreement was terminated. Under the 2017 UGI International Credit Agreement, UGI International, LLC could borrow in euros or U.S. dollars. Loans made in euros bore interest at the associated euribor rate plus a margin ranging from 1.45% to 2.35%. Loans made in U.S. dollars bore interest at LIBOR plus a margin ranging from 1.70% to 2.60%. The aforementioned margins are dependent upon certain indebtedness at UGI International, LLC. There were no borrowings made under the 2017 UGI International Credit Agreement.
Also, in December 2017, Flaga repaid $9.2 of the outstanding principal amount of its then-existing $59.1 U.S. dollar denominated variable-rate term loan due September 2018. Concurrently, Flaga entered into an amendment to the aforementioned term loan, which amended the previous agreement to extend the maturity of the term loan to April 2020 (“Flaga U.S. Dollar Term Loan”). Prior to its repayment in October 2018 (see “Subsequent Event - UGI International Refinancing” below), borrowings under the Flaga U.S. Dollar Term Loan bore interest at the one-month LIBOR rate plus a margin of 1.125%. Flaga effectively fixed the LIBOR component of the interest rate, and effectively fixed the U.S. dollar value of the interest and principal payments payable under the Flaga U.S. Dollar Term Loan, by entering into a cross-currency swap arrangement with a bank.
UGI Utilities. In September 2018, UGI Utilities entered into an Increasing Lender Commitment and Acceptance (the “Commitment and Acceptance”) under its existing unsecured, revolving credit agreement. The Commitment and Acceptance increases the amount of loan commitments under UGI Utilities’ existing unsecured, revolving credit agreement to $450 from $300. All other terms of UGI Utilities’ existing unsecured, revolving credit agreement remain unchanged.
In October 2017, UGI Utilities entered into a $125 unsecured variable-rate term loan agreement (the “Utilities Term Loan”) with a group of banks.  Proceeds from the Utilities Term Loan were used to repay revolving credit agreement borrowings and for general corporate purposes. The Utilities Term Loan is payable in equal quarterly installments of $1.6, commencing in March 2018, with the balance of the principal being due and payable in full on October 30, 2022.  Under the Utilities Term Loan, UGI Utilities may borrow at various prevailing market interest rates, including LIBOR and the banks’ prime rate, plus a margin.  The margin on such borrowings ranges from 0.0% to 1.875% and is based upon the credit ratings of certain indebtedness of UGI Utilities.  The Utilities Term Loan requires that UGI Utilities not exceed a ratio of Consolidated Debt to Consolidated Total Capital, as defined. In July 2018, UGI Utilities entered into a forward-starting pay-fixed, receive-variable interest rate swap that generally fixes the underlying prevailing market interest rates on Utilities Term Loan borrowings at approximately 3.00% through July 2022. This forward-starting interest rate swap commences September 30, 2019. We have designated this forward-starting interest rate swap as a cash flow hedge.
In April 2016, UGI Utilities entered into a Note Purchase Agreement (the “2016 Note Purchase Agreement”) with a consortium of lenders. Pursuant to the 2016 Note Purchase Agreement, UGI Utilities issued $100 aggregate principal amount of 2.95% Senior Notes due June 2026 and $200 aggregate principal amount of 4.12% Senior Notes due September 2046 in June 2016 and September 2016, respectively. In October 2016, UGI Utilities issued $100 aggregate principal amount of 4.12% Senior Notes due October 2046. The net proceeds of the issuance of these senior notes were used (1) to repay UGI Utilities’ maturing 5.75% Senior Notes, 7.37% Medium-term Notes and 5.64% Medium-term Notes; (2) to provide additional financing for UGI Utilities’ infrastructure replacement and betterment capital program and the information technology initiatives; and (3) for general corporate purposes. These senior notes are unsecured and rank equally with UGI Utilities’ existing outstanding senior debt.
Long-term Debt

Long-term debt comprises the following at September 30:

	2018	2017
AmeriGas Propane:
AmeriGas Partners Senior Notes:
5.50% due May 2025	$700.0	$700.0
5.875% due August 2026	675.0	675.0
5.625% due May 2024	675.0	675.0
5.75% due May 2027	525.0	525.0
HOLP Senior Secured Notes, including unamortized premium of $0.2 and $0.4, respectively (a)	7.5	11.3
Other	14.6	17.3
Unamortized debt issuance costs	(27.5)	(31.3)
Total AmeriGas Propane	2,569.6	2,572.3
UGI International:
UGI France Senior Facilities term loan (b)	627.0	708.9
Flaga variable-rate term loan (c)	53.2	54.1
Flaga U.S. dollar variable-rate term loan (d)	49.9	59.1
Other	20.9	21.3
Unamortized debt issuance costs	(2.5)	(4.6)
Total UGI International	748.5	838.8
UGI Utilities:
Senior Notes:
4.12%, due September 2046	200.0	200.0
4.98%, due March 2044	175.0	175.0
4.12%, due October 2046	100.0	100.0
6.21%, due September 2036	100.0	100.0
2.95%, due June 2026	100.0	100.0
Medium-Term Notes:
6.13%, due October 2034	20.0	20.0
6.50%, due August 2033	20.0	20.0
5.67%, due January 2018	—	20.0
7.25%, due November 2017	—	20.0
Variable-rate term loan (e)	120.3	—
Other	6.8	—
Unamortized debt issuance costs	(4.1)	(3.9)
Total UGI Utilities	838.0	751.1
Other	9.2	9.9
Total long-term debt	4,165.3	4,172.1
Less: current maturities	(18.8)	(177.5)
Total long-term debt due after one year	$4,146.5	$3,994.6

(a)
At September 30, 2018 and 2017, the effective interest rate on the HOLP Senior Secured Notes was 6.75%. These notes are collateralized by AmeriGas OLP’s receivables, contracts, equipment, inventory, general intangibles and cash.

(b)
Borrowings bear interest at rates per annum comprising the aggregate of the applicable margin and the associated euribor rate, which euribor rate has a floor of 0.0%. The margin on term loan borrowings (which ranges from 1.60% to 2.70%) is dependent upon the ratio of UGI France’s consolidated total net debt to EBITDA, each as defined. At September 30, 2018 and 2017, such margin was 1.75% and 1.90%, respectively. UGI France has entered into pay-fixed, receive-variable interest rate swaps through April 30, 2019, to fix the underlying euribor rate on term loan borrowings at 0.18%. At September 30, 2018 and 2017, the effective interest rate on the term loan was approximately 1.93% and 2.08%, respectively. Principal amounts outstanding under the term loan are due as follows: €60 due April 2019 and €480 due April 2020. This term loan was repaid on October 25, 2018, in conjunction with the UGI International refinancing transaction (see “Subsequent Event - UGI International Refinancing” below).

(c)
Borrowings bear interest at three-month euribor rates, plus a margin and other fees. The margin and other fees range from 1.20% to 2.60% and are based upon certain consolidated equity, return on assets and debt to EBITDA ratios, as defined, as well as fees defined by the local jurisdiction. Flaga has entered into pay-fixed, receive-variable interest rate swaps that generally fix the underlying market rate at 0.23%, effective October 2016. The effective interest rate on this term loan at September 30, 2018 and 2017, was 1.93% and 1.80%, respectively. This term loan was repaid on October 25, 2018, in conjunction with the UGI International refinancing transaction (see “Subsequent Event - UGI International Refinancing” below).

(d)
Borrowings bear interest at a one-month LIBOR rate plus a margin of 1.125%. Flaga has effectively fixed the LIBOR component of the interest rate, and has effectively fixed the U.S. dollar value of the interest and principal payments by entering into a cross-currency swap arrangement with a bank. At September 30, 2018 and 2017, the effective interest rate on this term loan was 0.55% and 0.87%, respectively. This term loan was repaid on October 25, 2018, in conjunction with the UGI International refinancing transaction (see “Subsequent Event - UGI International Refinancing” below).

(e)
Borrowings bear interest at prevailing market interest rates, including LIBOR and the banks’ prime rate, plus a margin. UGI Utilities has entered into a forward-starting, pay-fixed, receive-variable interest rate swap that generally fixes the underlying prevailing market interest rates on Utilities Term Loan borrowings at approximately 3.00% through July 2022, commencing September 30, 2019. The effective interest rate on this term loan at September 30, 2018, was 2.76%.

Scheduled principal repayments of long-term debt for each of the next five fiscal years ending September 30 are as follows:

	2019	2020	2021	2022	2023
AmeriGas Propane	$8.8	$8.0	$3.6	$1.6	$0.3
UGI International (a)	70.0	607.7	53.2	20.1	—
UGI Utilities	9.0	8.2	7.8	6.8	95.3
Other	0.7	0.8	0.9	0.8	5.8
Total	$88.5	$624.7	$65.5	$29.3	$101.4

(a)
Includes scheduled repayments as of September 30, 2018, relating to the UGI France Senior Facilities term loan; the Flaga variable-rate term loan; and the Flaga U.S. dollar variable-rate term loan. These term loans were repaid on October 25, 2018 with net proceeds from the issuance of the UGI International 3.25% Senior Notes due November 2025 and the term loan borrowings under the 2018 UGI International Credit Facilities Agreement due October 2023 and cash on hand (see “Subsequent Event - UGI International Refinancing” below).

Credit Facilities and Short-term Borrowings

Information about the Company’s principal credit agreements (excluding Energy Services, LLC’s Receivables Facility which is discussed below) as of September 30, 2018 and 2017, is presented in the following table. Borrowings outstanding under these agreements are classified as “Short-term borrowings” on the Consolidated Balance Sheets.

	Expiration Date	Total Capacity	Borrowings Outstanding	Letters of Credit and Guarantees Outstanding	Available Borrowing Capacity	Weighted Average Interest Rate - End of Year
September 30, 2018
AmeriGas OLP (a)	December 2022	$600.0	$232.0	$63.5	$304.5	4.58%
UGI International, LLC (b)	April 2020	€300.0	—	—	$300.0	N.A.
UGI France (c)	April 2020	€60.0	—	—	€60.0	N.A.
Flaga (d)	October 2020	€55.0	—	€0.5	€54.5	N.A.
Energy Services, LLC (e)	March 2021	$240.0	—	—	$240.0	N.A.
UGI Utilities (f)	March 2020	$450.0	$189.5	$2.0	$258.5	3.03%
September 30, 2017
AmeriGas OLP (a)	June 2019	$525.0	$140.0	$67.2	$317.8	3.74%
UGI France (c)	April 2020	€60.0	—	—	€60.0	N.A.
Flaga (d)	October 2020	€55.0	—	€6.5	€48.5	N.A.
Energy Services, LLC (e)	March 2021	$240.0	$—	—	$240.0	N.A.
UGI Utilities (f)	March 2020	$300.0	$170.0	$2.0	$128.0	2.11%
N.A. - Not applicable.

(a)
The AmeriGas OLP Credit Agreement includes a $150 sublimit for letters of credit ($125 prior to its amendment in December 2017) and permits AmeriGas OLP to borrow at prevailing interest rates, including the base rate, defined as the higher of the Federal Funds rate plus 0.50% or the agent bank’s prime rate, or at a one-week, or one-, two-, three-, or six-month Eurodollar Rate, as defined, plus a margin. The applicable margin on base rate borrowings ranges from 0.50% to 1.75%; the applicable margin on Eurodollar Rate borrowings ranges from 1.50% to 2.75%; and the facility fee ranges from 0.30% to 0.50%. The aforementioned margins and facility fees are dependent upon AmeriGas Partners’ ratio of debt to EBITDA, as defined.

(b)
The UGI International Credit Agreement permits UGI International, LLC to borrow in euros or U.S. dollars. Loans made in euros will bear interest at the associated euribor rate plus a margin ranging from 1.45% to 2.35%. Loans made in U.S. dollars will bear interest at LIBOR plus a margin ranging from 1.70% to 2.60%. The aforementioned margins are dependent upon certain indebtedness at UGI International, LLC. This facility was terminated concurrent with entering into the 2018 UGI International Credit Facilities Agreement on October 25, 2018 (see “Subsequent Event - UGI International Refinancing” below.)

(c)
Borrowings under UGI France’s revolving credit facility bear interest at market rates (one-, two-, three-, or six-month euribor) plus a margin. The margin on credit facility borrowings ranges from 1.45% to 2.55% based upon UGI France’s ratio of consolidated total net debt to EBITDA, as defined. This facility was terminated concurrent with entering into the 2018 UGI International Credit Facilities Agreement on October 25, 2018 (see “Subsequent Event - UGI International Refinancing” below.)

(d)
Flaga’s credit facility agreement includes a €25 multi-currency revolving credit facility, a €5 overdraft facility and a €25 guarantee facility. Revolving credit facility borrowings bear interest at market rates (generally one, three or six-month euribor rates) plus margins. The margins on revolving facility borrowings, which range from 1.45% to 3.65%, are based upon the actual currency borrowed and certain consolidated equity, return on assets and debt to EBITDA ratios, each as defined. Facility fees on the unused amount of the revolving credit facility are 30% of the lowest applicable margin. Guarantees outstanding reduce the available capacity on the €25 guarantee facility. This facility was terminated concurrent with entering into the 2018 UGI International Credit Facilities Agreement on October 25, 2018 (see “Subsequent Event - UGI International Refinancing” below.)

(e)
Energy Services’ credit agreement includes a $50 sublimit for letters of credit and can be used for general corporate purposes of Energy Services and its subsidiaries. Energy Services may not pay a dividend unless, after giving effect to such dividend payment, the ratio of Consolidated Total Indebtedness to EBITDA, each as defined, does not exceed 3.00 to 1.00. Borrowings bear interest at either (i) the Alternate Base Rate plus a margin or (ii) a rate derived from LIBOR (“Adjusted LIBOR”) plus a margin. The Alternate Base Rate, as defined, is the highest of (a) the prime rate, (b) the federal funds rate plus 0.50%, and (c) Adjusted LIBOR plus 1.00%. The margin on such borrowings ranges from 0.75% to 2.25%. The Energy Services credit agreement is guaranteed by certain subsidiaries of Energy Services.

(f)
UGI Utilities’ credit agreement includes a $100 sublimit for letters of credit. Borrowings bear interest at prevailing market interest rates, including LIBOR and the banks’ prime rate, plus a margin. The margin on such borrowings ranges from 0.0% to 1.75% and is based upon the credit ratings of certain indebtedness of UGI Utilities. On September 21, 2018, UGI Utilities entered into the Commitment and Acceptance which increased the total capacity under this facility to $450.

Accounts Receivable Securitization Facility. Energy Services, LLC has a receivables purchase facility (“Receivables Facility”) with an issuer of receivables-backed commercial paper currently scheduled to expire in October 2019. The Receivables Facility, as amended, provides Energy Services with the ability to borrow up to $150 of eligible receivables during the period November to April, and up to $75 of eligible receivables during the period May to October. Energy Services, LLC uses the Receivables Facility to fund working capital, margin calls under commodity futures contracts, capital expenditures, dividends and for general corporate purposes.

Under the Receivables Facility, Energy Services transfers, on an ongoing basis and without recourse, its trade accounts receivable to its wholly owned, special purpose subsidiary, Energy Services Funding Corporation (“ESFC”), which is consolidated for financial statement purposes. ESFC, in turn, has sold and, subject to certain conditions, may from time to time sell, an undivided interest in some or all of the receivables to a major bank. Amounts sold to the bank are reflected as “Short-term borrowings” on the Consolidated Balance Sheets. ESFC was created and has been structured to isolate its assets from creditors of Energy Services, LLC and its affiliates, including UGI. Trade receivables sold to the bank remain on the Company’s balance sheet and the Company reflects a liability equal to the amount advanced by the bank. The Company records interest expense on amounts owed to the bank. Energy Services continues to service, administer and collect trade receivables on behalf of the bank, as applicable. Losses on sales of receivables to the bank during Fiscal 2018, Fiscal 2017 and Fiscal 2016, which amounts are included in “Interest expense” on the Consolidated Statements of Income, were not material.

Information regarding the amounts of trade receivables transferred to ESFC and the amounts sold to the bank during Fiscal 2018, Fiscal 2017 and Fiscal 2016, as well as the balance of ESFC trade receivables at September 30, 2018, 2017 and 2016 follows:

	2018	2017	2016
Trade receivables transferred to ESFC during the year	$1,279.5	$1,017.3	$756.4
ESFC trade receivables sold to the bank during the year	193.0	243.0	204.0
ESFC trade receivables - end of year (a)	65.0	44.8	35.7

(a)
At September 30, 2018 and 2017, the amounts of ESFC trade receivables sold to the bank were $2.0 and $39.0, respectively, and are reflected as “Short-term borrowings” on the Consolidated Balance Sheets.

Restrictive Covenants

Our long-term debt and credit facility agreements generally contain customary covenants and default provisions which may include, among other things, restrictions on the incurrence of additional indebtedness and also restrict liens, guarantees, investments, loans and advances, payments, mergers, consolidations, asset transfers, transactions with affiliates, sales of assets, acquisitions and other transactions.
The AmeriGas Propane OLP Credit Agreement requires that AmeriGas OLP and AmeriGas Partners maintain ratios of total indebtedness to EBITDA, as defined, below certain thresholds. In addition, the Partnership must maintain a minimum ratio of EBITDA to interest expense, as defined and as calculated on a rolling four-quarter basis. Generally, as long as no default exists or would result therefrom, AmeriGas OLP is permitted to make cash distributions not more frequently than quarterly in an amount not to exceed available cash, as defined, for the immediately preceding calendar quarter.
Under the AmeriGas Partners Senior Notes Indentures, AmeriGas Partners is generally permitted to make cash distributions equal to available cash, as defined, as of the end of the immediately preceding quarter, if certain conditions are met. At September 30, 2018, these restrictions did not limit the amount of Available Cash. See Note 14 for the definition of Available Cash included in the Fourth Amended and Restated Agreement of Limited Partnership of AmeriGas Partners, L.P., as amended (“Partnership Agreement”).
The HOLP Senior Secured Notes financial covenants require AmeriGas OLP to maintain a ratio of Consolidated Funded Indebtedness to Consolidated EBITDA (as defined) below certain thresholds and to maintain a minimum ratio of Consolidated EBITDA to Consolidated Interest Expense (as defined).
UGI Utilities’ credit agreement requires UGI Utilities not to exceed a ratio of Consolidated Debt to Consolidated Total Capital, as defined, of 0.65 to 1.00. Certain of UGI Utilities’ Senior Notes contain financial covenants including a requirement that UGI Utilities not exceed a ratio of Consolidated Debt to Consolidated Total Capital, as defined, of 0.65 to 1.00.
Energy Services’ credit agreement requires that Energy Services and subsidiaries not exceed a ratio of total indebtedness to EBITDA, as defined, of 3.50 to 1.00, and maintain a minimum ratio of EBITDA to interest expense, as defined, of 3.50 to 1.00.

Restricted Net Assets

At September 30, 2018, the amount of net assets of UGI’s consolidated subsidiaries that were restricted from transfer to UGI under debt agreements, subsidiary partnership agreements and regulatory requirements under foreign laws totaled approximately $1,500.

Subsequent Event - UGI International Refinancing

On October 18, 2018, UGI International, LLC, a wholly owned second-tier subsidiary of UGI, entered into a five-year unsecured Senior Facilities Agreement with a consortium of banks consisting of (1) a €300 variable-rate term loan which was drawn on October 25, 2018, and (2) a €300 senior unsecured multicurrency revolving facility agreement (together, the “2018 UGI International Credit Facilities Agreement”). The 2018 UGI International Credit Facilities Agreement matures on October 18, 2023. Term loan borrowings bear interest at rates per annum comprising the aggregate of the applicable margin and the associated euribor rate, which euribor rate has a floor of zero. The margin on term loan borrowings, which ranges from 1.55% to 3.20%, is dependent upon a ratio of net consolidated indebtedness to consolidated EBITDA, as defined. The initial margin on term loan borrowings is 1.70%. UGI International, LLC has entered into pay-fixed, receive-variable interest rate swaps through October 18, 2022, to fix the underlying euribor rate on term loan borrowings at 0.34%. Under the multicurrency revolving credit facility agreement, UGI International, LLC may borrow in euros or U.S. dollars. Loans made in euros will bear interest at the associated euribor rate plus a margin ranging from 1.20% to 2.85%. Loans made in U.S. dollars will bear interest at the associated LIBOR rate plus a margin ranging from 1.45% to 3.10%. The margin on revolving facility borrowings is dependent upon a ratio of net consolidated indebtedness to consolidated EBITDA, as defined.

Restrictive covenants under the 2018 UGI International Credit Facilities Agreement include restrictions on the incurrence of additional indebtedness and also restrict liens, guarantees, investments, loans and advances, payments, mergers, consolidations, asset transfers, transactions with affiliates, sales of assets, acquisitions and other transactions. In addition, The 2018 UGI International Credit Facilities Agreement requires a ratio of consolidated total net indebtedness to consolidated EBITDA, as defined, not to exceed 3.85 to 1.00.

On October 25, 2018, UGI International, LLC issued in an underwritten private placement €350 principal amount of 3.25% senior unsecured notes due November 1, 2025 (the “UGI International 3.25% Senior Notes”). The UGI International 3.25% Senior Notes rank equal in right of payment with indebtedness issued under the 2018 UGI International Credit Facilities Agreement.
The net proceeds from the UGI International 3.25% Senior Notes and the 2018 UGI International Credit Facilities Agreement variable-rate term loan plus cash on hand were used on October 25, 2018 (1) to repay €540 outstanding principal of UGI France’s variable-rate term loan under its 2015 Senior Facilities Agreement; €45.8 outstanding principal of Flaga’s variable-rate term loan; and $49.9 outstanding principal of Flaga’s U.S. dollar variable-rate term loan, plus accrued and unpaid interest, and (2) for general corporate purposes. Because these outstanding term loans were refinanced on a long-term basis in October 2018, we have classified €60 of such debt due in April 2019 as long-term debt on the September 30, 2018 Consolidated Balance Sheet. Upon entering into the 2018 UGI International Credit Facilities Agreement, we also terminated (1) the 2017 UGI International Credit Agreement, (2) UGI France SAS’s revolving credit facility under the 2015 Senior Facilities Agreement and (3) Flaga’s credit facility agreement. We have designated term loan borrowings under the 2018 UGI International Credit Facilities Agreement and the UGI International 3.25% Senior Notes as net investment hedges.